CONSOLIDATED STATEMENT OF EQUITY € in Millions, $ in Millions	EUR (€)		USD ($)	Common Stock EUR (€)	Common Stock USD ($)	Preferred Stock EUR (€)	Preferred Stock USD ($)	Additional Paid In Capital EUR (€)	Additional Paid In Capital USD ($)	Accumulated Surplus EUR (€)	Accumulated Surplus USD ($)	Accumulated Other Comprehensive Income (Loss) EUR (€)	Accumulated Other Comprehensive Income (Loss) USD ($)	Treasury Stock EUR (€)	Treasury Stock USD ($)	Noncontrolling Interest EUR (€)	Noncontrolling Interest USD ($)	Redeemable Noncontroling Interest Temporary Equity [Member] EUR (€)	Redeemable Noncontroling Interest Temporary Equity [Member] USD ($)
Balance at beginning of year at Dec. 31, 2013				€ 719		€ 1,354		€ 17,859		€ (15,007)		€ (2,596)		€ (2)		€ 39		€ 250
Changes of non-controlling interest due to acquisitions, establishments, capital contributions and changes in subsidiaries shareholding																2
Purchase of subsidiaries shares from non-controlling interest	€ (46)							(46)				(59)
Net Income Loss	(2,477)									(2,477)						(2)		6
Net change in fair value of securities available for sale												(82)						2
Other foreign currency translation adjustments	239											233						6
Issuance of shares through a rights issue and a non-rights issue				341				2,159
Sale of treasury stock								1						83
Purchase of treasury stock														(81)
New redeemable non-controlling interest, redemption of redeemable non-controlling interest and changes in the redemption amount of redeemable non-controlling interests										97
Balance at end of year at Dec. 31, 2014				1,060		1,354		19,918		(17,387)		(2,547)		0		39		0
Pension liability												(43)
Issue costs for the issuance of shares, net of tax								(55)
Redemption of redeemable NCI																		(167)
Changes in the redemption amount of redeemable NCI																		(97)
Reduction of par value per share								989
Reverse split of the common stock				(989)
Changes of non-controlling interest due to acquisitions, establishments, capital contributions and changes in subsidiaries shareholding																(3)
Purchase of subsidiaries shares from non-controlling interest	4							4
Net Income Loss	(8,464)									(8,464)						(3)
Net change in fair value of securities available for sale												125
Other foreign currency translation adjustments	(604)											(603)				(1)
Issuance of shares through a rights issue and a non-rights issue				2,192
Sale of treasury stock														66
Purchase of treasury stock														(67)
Balance at end of year at Dec. 31, 2015	(4,330)	[1]		2,744	$ 2,989	0	$ 0	21,740	$ 23,684	(25,851)	$ (28,163)	(2,994)	$ (3,262)	(1)	$ (1)	32	$ 35	0	$ 0
Pension liability												31
Issue costs for the issuance of shares, net of tax								(44)
Conversion of preference shares to Common shares				481		(1,354)		873
Changes of non-controlling interest due to acquisitions, establishments, capital contributions and changes in subsidiaries shareholding																(19)	(21)
Purchase of subsidiaries shares from non-controlling interest	0
Net Income Loss	(300)		$ (327)							(300)	(327)					(1)	(3)
Net change in fair value of securities available for sale												147	160
Other foreign currency translation adjustments	(148)		(161)									2,987	3,254			(2)	(2)
Sale of treasury stock														34	37
Purchase of treasury stock														(34)	(37)
Dividends paid to non-controlling interests																(2)	(2)
Balance at end of year at Dec. 31, 2016	€ (1,510)		$ (1,646)	€ 2,744	$ 2,989	€ 0	$ 0	€ 21,740	$ 23,684	€ (26,151)	$ (28,490)	150	163	€ (1)	$ (1)	€ 8	$ 7	€ 0	$ 0
Pension liability												€ 10	$ 11

[1]	Please see Note 43 for information regarding the restatement